Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
12.	Capital Stock

The authorized capital stock of Teekay at December 31, 2012 and 2011, was 25,000,000 shares of Preferred Stock, with a par value of $1 per share, and 725,000,000 shares of Common Stock, with a par value of $0.001 per share. During 2012, the Company issued 1.0 million common shares upon the exercise of stock options and restricted stock units and awards, and had no share repurchases of common shares. During 2011, the Company issued 0.6 million common shares upon the exercise of stock options and restricted stock units and awards, and had share repurchases of 3.9 million common shares. As at December 31, 2012, Teekay had issued 70,203,388 shares of Common Stock (2011 – 74,391,691) and no shares of Preferred Stock issued. As at December 31, 2012, Teekay had 69,704,188 shares of Common Stock outstanding (2011 – 68,732,341).

Dividends may be declared and paid out of surplus only, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the board of directors may declare from time to time out of funds legally available for dividends.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its Common Stock in the open market, subject to cancellation upon approval by the Board of Directors. As at December 31, 2012, Teekay had repurchased approximately 5.2 million shares of Common Stock for $162.3 million pursuant to such authorizations. The total remaining share repurchase authorization at December 31, 2012, was $37.7 million.

On July 2, 2010, the Company amended and restated its Stockholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing stockholders that currently own in excess of 15% of the Company’s common stock. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.

Stock-based compensation

As at December 31, 2012, the Company had reserved pursuant to its 1995 Stock Option Plan and 2003 Equity Incentive Plan (collectively referred to as the Plans) 8,924,470 shares of Common Stock (2011 – 9,895,787) for issuance upon exercise of options or equity awards granted or to be granted. During the years ended December 31, 2012, 2011, and 2010, the Company granted options under the Plans to acquire up to 432,971, 95,604, and 733,167 shares of Common Stock, respectively, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2012, expire between March 6, 2013 and March 6, 2022, ten years after the date of each respective grant. In March 2013, the Company adopted a 2013 Equity Incentive Plan and suspended the 2003 Equity Incentive Plan.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2012, 2011, and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average	Options	Weighted- Average
	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding—beginning of year	5,713	32.47	6,123	31.54	5,983	31.46
Granted	433	27.69	96	34.93	733	24.42
Exercised	(733)	15.85	(363)	16.14	(380)	15.12
Forfeited / expired	(128)	31.81	(143)	33.11	(213)	29.00

Outstanding—end of year	5,285	34.40	5,713	32.47	6,123	31.54

Exercisable—end of year	4,561	35.54	4,656	35.40	3,963	36.80

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2012, 2011 and 2010, are as follows:

	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted- Average	Options	Weighted- Average		Weighted- Average
	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value	(000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	1,057	6.40	2,160	6.36	2,684	6.56
Granted	433	8.72	96	11.27	733	8.16
Vested	(747)	5.44	(1,071)	6.18	(1,084)	7.48
Forfeited	(20)	8.24	(128)	11.47	(173)	10.06

Outstanding non-vested stock options—end of year	723	8.74	1,057	6.40	2,160	6.36

The weighted average grant date fair value for options forfeited in 2012 was $0.8 million (2011—$1.2 million).

As of December 31, 2012, there was $2.3 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation is expected to be $1.3 million (2013), and $1.0 million (2014). During the years ended December 31, 2012, 2011, and 2010, the Company recognized $2.9 million, $5.3 million and $8.1 million, respectively, of compensation cost relating to stock options granted under the Plans. The intrinsic value of options exercised during 2012 was $11.9 million (2011—$3.8 million; 2010—$6.8 million).

As at December 31, 2012, the intrinsic value of the outstanding in–the-money stock options was $22.0 million (2011—$20.9 million) and exercisable stock options was $18.3 million (2011—$12.6 million). As at December 31, 2012, the weighted-average remaining life of options vested and expected to vest was 5.0 years (2011 – 5.4 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2012 are as follows:

	Outstanding Options			Exercisable Options
	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price	Options (000’s)	Weighted- Average Remaining Life	Weighted- Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $14.99	689	6.2	11.84	689	6.2	11.84
$15.00 – $19.99	107	0.2	19.59	107	0.2	19.59
$20.00 – $24.99	626	7.1	24.39	392	7.1	24.37
$25.00 – $29.99	433	9.2	27.69	—	—	—
$30.00 – $34.99	429	2.6	33.84	373	1.8	33.67
$35.00 – $39.99	741	3.3	38.98	741	3.3	38.98
$40.00 – $44.99	1,246	5.2	40.41	1,246	5.2	40.41
$45.00 – $49.99	345	2.2	46.80	345	2.2	46.80
$50.00 – $59.99	666	4.2	51.40	666	4.2	51.40
$60.00 – $64.99	3	4.3	60.96	3	4.3	60.96

	5,285	5.0	34.40	4,562	4.4	35.54

The weighted-average grant-date fair value of options granted during 2012 was $8.72 per option (2011—$11.27, 2010—$8.16). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 54.8% in 2012, 53.6% in 2011 and 52.7% in 2010; expected life of four years; dividend yield of 4.4% in 2012, 3.8% in 2011 and 3.3% in 2010; risk-free interest rate of 2.1% in 2012, 2.1% in 2011, and 2.6% in 2010; and estimated forfeiture rate of 12% in 2012, 11.2% in 2011 and 9.8% in 2010. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers, employees and directors of the Company. Each restricted stock unit and performance share unit is equivalent in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over two or three years from the grant date and the performance share units vest three years from the grant date. Upon vesting, the value of the restricted stock units and performance share units are paid to each grantee in the form of shares. The number of performance share units that vest will range from zero to three times the original number granted, based on certain performance and market conditions.

In February 2010, the Company modified settlement terms for its then outstanding restricted stock units, such that all restricted stock units will be paid in the form of shares. This modification decreased accrued liabilities by $4.0 million, decreased other long-term liabilities by $2.0 million, and increased additional paid-in capital by $6.0 million.

During 2012, the Company granted 268,595 restricted stock units with a fair value of $7.4 million and 67,870 performance share units with a fair value of $2.5 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2012, 334,256 restricted stock units with a market value of $9.0 million vested and that amount was paid to grantees by issuing 200,024 shares of common stock, net of withholding taxes. During 2011, the Company granted 358,180 restricted stock units with a fair value of $12.5 million and 73,349 performance share units with a fair value of $3.7 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2011, 214,863 restricted stock units with a market value of $4.9 million vested and that amount was paid to grantees by issuing 131,682 shares of common stock, net of withholding taxes. During 2010, the Company granted 263,620 restricted stock units with a fair value of $6.4 million and 87,054 performance share units with a fair value of $3.5 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company’s employees and directors. During 2010, 227,165 restricted stock units with a market value of $4.9 million vested and that amount was paid to grantees by issuing 148,518 shares of common stock, net of withholding taxes. For the year ended December 31, 2012, the Company recorded an expense of $7.7 million (2011—$12.5 million, 2010—$4.8 million) related to the restricted stock units.

During 2012, the Company also granted 23,563 (2011 – 29,663 and 2010 – 27,028) shares of restricted stock awards with a fair value of $0.7 million, based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.

In March 2011, the Company incurred a one-time $11.0 million increase to the pension plan benefits of Bjorn Moller, who retired from his position as the Company’s President and Chief Executive Officer on April 1, 2011. The additional pension benefit was in recognition of Mr. Moller’s service to the Company. In addition, the Company recognized a compensation expense of approximately $4.7 million which related to the portion of Mr. Moller’s previously unvested outstanding stock-based compensation grants that vested on the date of his retirement. The total compensation expense related to Mr. Moller’s retirement of $15.7 million was recorded in general and administrative expense in the consolidated statements of loss for the year ended December 31, 2011.